Distribution of Profits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Distribution of Profits (Details) [Line Items]
Appropriations to the statutory surplus reserve percentage	50.00%
Statutory reserves	¥ 553,911	¥ 508,739
PRC [Member]
Distribution of Profits (Details) [Line Items]
Appropriations to the statutory surplus reserve percentage	10.00%